Fidelity® Investments

Variable Life Account I

Annual Report

December 31, 2000

(2_fidelity_logos)

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable life owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the life insurance policies nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Statement of Assets and Liabilities

December 31, 2000

Fidelity Investments Variable Life Account I

of

Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager	Total
Assets:
Investments at market value	$ 485,622	$ 56,373	$ 1,392,235	$ 2,394,522	$ 235,832	$ 417,424	$ 157,099	$ 5,139,107
Receivable from Fidelity Investments Life Insurance Company	131	15	45	0	0	2	11	204
Total Assets	485,753	56,388	1,392,280	2,394,522	235,832	417,426	157,110	5,139,311
Liabilities:
Payable to Fidelity Investments Life Insurance Company	22	2	67	132	10	20	8	261
Total net assets	$ 485,731	$ 56,386	$ 1,392,213	$ 2,394,390	$ 235,822	$ 417,406	$ 157,102	$ 5,139,050
Net Assets:
Variable Life Contracts	485,753	56,388	1,392,280	2,394,504	235,832	417,426	157,110	5,139,293
Payable to Fidelity Investments Life Insurance Company	(22)	(2)	(67)	(114)	(10)	(20)	(8)	(243)
Total Net Assets	$ 485,731	$ 56,386	$ 1,392,213	$ 2,394,390	$ 235,822	$ 417,406	$ 157,102	$ 5,139,050

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statements of Operations

For the years ended December 31, 2000 and 1999

Fidelity Investments Variable Life Account I

of

Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income		VIP - Equity-Income		VIP - Growth
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Income:
Dividends	$ 24,000	$ 18,495	$ 9,111	$ 17,523	$ 25,149	$ 27,074	$ 3,427	$ 4,201
Expenses:
Mortality risk, expense risk and administrative charges	3,336	3,119	904	1,636	11,413	15,203	25,839	22,199
Net investment income (loss)	20,664	15,376	8,207	15,887	13,736	11,871	(22,412)	(17,998)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(18,145)	696	44,511	120,969	257,943	196,242
Realized gain distributions	0	0	0	655	94,750	59,848	341,007	264,131
Net realized gain (loss) on investments	0	0	(18,145)	1,351	139,261	180,817	598,950	460,373
Unrealized appreciation (depreciation)	0	0	(12,900)	(3,679)	(72,746)	(103,461)	(880,446)	392,405
Net increase in net assets from operations	$ 20,664	$ 15,376	$ (22,838)	$ 13,559	$ 80,251	$ 89,227	$ (303,908)	$ 834,780

Annual Report

	VIP - Overseas		VIP II - Investment Grade Bond		VIP II - Asset Manager		Total
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Income:
Dividends	$ 6,202	$ 5,736	$ 19,656	$ 10,706	$ 5,847	$ 5,141	$ 93,392	$ 88,876
Expenses:
Mortality risk, expense risk and administrative charges	3,018	2,800	2,615	2,246	1,459	1,447	48,584	48,650
Net investment income (loss)	3,184	2,936	17,041	8,460	4,388	3,694	44,808	40,226
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	18,141	(378)	450	431	4,781	4,493	307,681	322,453
Realized gain distributions	39,054	9,252	0	3,359	13,774	6,512	488,585	343,757
Net realized gain (loss) on investments	57,195	8,874	450	3,790	18,555	11,005	796,266	666,210
Unrealized appreciation (depreciation)	(132,154)	111,238	13,767	(16,958)	(30,565)	2,203	(1,115,044)	381,748
Net increase in net assets from operations	$ (71,775)	$ 123,048	$ 31,258	$ (4,708)	$ (7,622)	$ 16,902	$ (273,970)	$ 1,088,184

Statements of Changes in Net Assets

For the years ended December 31, 2000 and 1999

Fidelity Investments Variable Life Account I

of

Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income		VIP - Equity-Income		VIP - Growth
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 20,664	$ 15,376	$ 8,207	$ 15,887	$ 13,736	$ 11,871	$ (22,412)	$ (17,998)
Net realized gain (loss) on investments	0	0	(18,145)	1,351	139,261	180,817	598,950	460,373
Unrealized appreciation (depreciation)	0	0	(12,900)	(3,679)	(72,746)	(103,461)	(880,446)	392,405
Net increase (decrease) in net assets from operations	20,664	15,376	(22,838)	13,559	80,251	89,227	(303,908)	834,780
Contract Transactions:
Transfers between subaccounts, net	191,376	(16,737)	(87,935)	(36,098)	(175,703)	(153,318)	42,545	167,098
Contract terminations	(12,642)	(11,052)	0	0	(121,936)	(155,156)	(408,889)	(240,173)
Cost of insurance	(2,682)	(3,514)	(742)	(1,161)	(7,901)	(9,421)	(12,800)	(11,048)
Other transfers (to) from Fidelity Investments Life Insurance Co., net	2,047	14,369	2	(802)	24,404	(481)	(35,256)	(4,473)
Net increase (decrease) in net assets from contract transactions	178,099	(16,934)	(88,675)	(38,061)	(281,136)	(318,376)	(414,400)	(88,596)
Total increase (decrease) in net assets	198,763	(1,558)	(111,513)	(24,502)	(200,885)	(229,149)	(718,308)	746,184
Net Assets:
Beginning of year	286,968	288,526	167,899	192,401	1,593,098	1,822,247	3,112,698	2,366,514
End of year	$ 485,731	$ 286,968	$ 56,386	$ 167,899	$ 1,392,213	$ 1,593,098	$ 2,394,390	$ 3,112,698

See accompanying notes which are an integral part of the financial statements.

Annual Report

	VIP - Overseas		VIP II - Investment Grade Bond		VIP II - Asset Manager		Total
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 3,184	$ 2,936	$ 17,041	$ 8,460	$ 4,388	$ 3,694	$ 44,808	$ 40,226
Net realized gain (loss) on investments	57,195	8,874	450	3,790	18,555	11,005	796,266	666,210
Unrealized appreciation (depreciation)	(132,154)	111,238	13,767	(16,958)	(30,565)	2,203	(1,115,044)	381,748
Net increase (decrease) in net assets from operations	(71,775)	123,048	31,258	(4,708)	(7,622)	16,902	(273,970)	1,088,184
Contract Transactions:
Transfers between subaccounts, net	(74,253)	(54,856)	110,950	81,389	(6,980)	12,522	0	0
Contract terminations	(49,780)	(21,408)	(7,187)	(30,254)	(12,295)	0	(612,729)	(458,043)
Cost of insurance	(1,973)	(2,030)	(2,603)	(2,155)	(1,014)	(1,236)	(29,715)	(30,565)
Other transfers (to) from Fidelity Investments Life Insurance Co., net	(414)	(1,971)	3	(1,380)	(231)	(1,381)	(9,445)	3,881
Net increase (decrease) in net assets from contract transactions	(126,420)	(80,265)	101,163	47,600	(20,520)	9,905	(651,889)	(484,727)
Total increase (decrease) in net assets	(198,195)	42,783	132,421	42,892	(28,142)	26,807	(925,859)	603,457
Net Assets:
Beginning of year	434,017	391,234	284,985	242,093	185,244	158,437	6,064,909	5,461,452
End of year	$ 235,822	$ 434,017	$ 417,406	$ 284,985	$ 157,102	$ 185,244	$ 5,139,050	$ 6,064,909

Notes to Financial Statements

For the years ended December 31, 2000 and 1999

Fidelity Investments Variable Life Account I
of
Fidelity Investments Life Insurance Company

1. Organization

Fidelity Investments Variable Life Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual variable life insurance contracts and contractholders may allocate funds into the Variable Insurance Products Fund (VIP) and the Variable Insurance Products Fund II (VIP II) subaccounts. FILI is a wholly-owned subsidiary of FMR Corp. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

Investment Valuation

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios.

Accounting For Investments

Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Estimates

The preparation of the statement of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Reclassifications

Certain prior year balances have been reclassified to conform with the current year presentation.

New Accounting Pronouncement

In November 2000, a revised American Institute of Certified Public Accountants Audit and Accounting Guide, "Audits of Investments Companies," was issued and is effective for fiscal years beginning after December 15, 2000. The impact of this guide is not expected to be significant.

3. Expenses

FILI deducts a daily charge from the net assets of the Account (equivalent to an effective annual rate of .85%) for administrative expenses and for the assumption of mortality risk and expense risk. In addition, the cost of providing insurance protection is deducted monthly.

4. Affiliated Company Transactions

The contracts are distributed through Fidelity Brokerage Services LLC (FBS) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBS and FIA are the distributors and FBS is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to each portfolio. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the portfolios.

Annual Report

5. Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 2000:

	Purchases	Sales
VIP - Money Market	$ 525,214	$ 326,560
VIP - High Income	9,111	89,592
VIP - Equity-Income	159,433	332,061
VIP - Growth	685,169	780,842
VIP - Overseas	127,248	211,420
VIP II - Investment Grade Bond	133,390	15,168
VIP II - Asset Manager	26,616	28,977

The following table shows the number of shares owned, aggregate cost, and net asset value per share of each subaccount at
December 31, 2000:

	Number of Shares	Aggregate Cost	Net Asset Value Per Share
VIP - Money Market	485,622	$ 485,622	$ 1.000
VIP - High Income	6,892	93,728	8.180
VIP - Equity-Income	54,555	1,298,332	25.520
VIP - Growth	54,857	2,391,167	43.650
VIP - Overseas	11,797	272,787	19.990
VIP II - Investment Grade Bond	33,155	401,287	12.590
VIP II - Asset Manager	9,819	157,227	16.000

Annual Report

Report of Independent Accountants

To the Board of Directors of Fidelity Investments Life Insurance Company and the Policyholders of Fidelity Investments Variable Life Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Life Account I of Fidelity Investments Life Insurance Company at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 9, 2001

Annual Report

Fidelity Variable Life
is issued by Fidelity Investments Life Insurance Company

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Insurance
Agency of Texas, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.LIF-ANN-0201
1.736249.101